                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00919

                        Van Kampen Equity and Income Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
-------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/04

Item 1. Report to Shareholders.

The Fund annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Equity and Income Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of December 31, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 12/31/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000(R) Value Index and the S&P 500 Index from 12/31/94 through 12/31/04. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                 VAN KAMPEN EQUITY &
                                                     INCOME FUND          RUSSELL 1000(R) VALUE INDEX         S&P 500 INDEX
                                                 -------------------      ---------------------------         -------------
12/94                                                    9433                        10000                        10000
                                                        10229                        10952                        10974
                                                        11062                        11932                        12022
                                                        11790                        12975                        12978
12/95                                                   12508                        13837                        13759
                                                        12944                        14620                        14498
                                                        13176                        14871                        15149
                                                        13469                        15304                        15617
12/96                                                   14453                        16831                        16918
                                                        14676                        17262                        17373
                                                        16571                        19807                        20403
                                                        17792                        21779                        21931
12/97                                                   17941                        22753                        22560
                                                        19880                        25406                        25708
                                                        20272                        25520                        26556
                                                        18669                        22565                        23914
12/98                                                   20990                        26311                        29005
                                                        20492                        26687                        30449
                                                        22359                        29697                        32596
                                                        21194                        26787                        30559
12/99                                                   23078                        28242                        35106
                                                        24573                        28377                        35910
                                                        24835                        27046                        34954
                                                        27108                        29172                        34612
12/00                                                   27738                        30222                        31902
                                                        26142                        28451                        28121
                                                        27433                        29840                        29767
                                                        25745                        26572                        25397
12/01                                                   27121                        28531                        28112
                                                        27988                        29697                        28190
                                                        26443                        27167                        24413
                                                        23477                        22068                        20197
12/02                                                   24865                        24103                        21901
                                                        24194                        22931                        21212
                                                        27298                        26891                        24476
                                                        27760                        27445                        25122
12/03                                                   30374                        31340                        28182
                                                        30997                        32290                        28658
                                                        31200                        32574                        29151
                                                        31441                        33075                        28606
12/04                                                   33950                        36509                        31246

                                                                                     R SHARES      I SHARES
                            A SHARES            B SHARES            C SHARES           since         since
                          since 8/03/60       since 5/01/92       since 7/06/93      10/01/02      12/23/04
-------------------------------------------------------------------------------------------------------------
                                   W/MAX               W/MAX               W/MAX
AVERAGE                   W/O      5.75%      W/O      5.00%      W/O      1.00%        W/O           W/O
ANNUAL                   SALES     SALES     SALES     SALES     SALES     SALES       SALES         SALES
TOTAL RETURNS           CHARGES   CHARGE    CHARGES   CHARGE    CHARGES   CHARGE      CHARGES       CHARGES

Since Inception         11.18%    11.03%    12.16%    12.16%    11.66%    11.66%      16.56%         0.12%
10-year                 13.66     13.00     13.11     13.11     12.80     12.80          --            --
5-year                   8.03      6.74      7.13      6.91      7.20      7.20          --            --
1-year                  11.77      5.37     10.85      5.85     10.81      9.81       11.45            --
-------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and up to 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares 10 years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class R Shares are available for purchase by investors through or in tax-exempt retirement plans (401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans). Class R Shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R Shares is up to 0.50 percent. Class I Shares are offered without any sales charges on purchases and sales and do not include combined Rule 12b-1 fees and service fees. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000(R) Value Index is generally representative of the U.S. market for large capitalization value stocks. The Standard & Poor's 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Index data source: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2004

Van Kampen Equity and Income Fund is managed by the Adviser's Equity Income and Taxable Fixed Income teams.(1) Current members include James A. Gilligan, Managing Director of the Adviser; James O. Roeder, Executive Director of the Adviser and Tom Bastian, Sergio Marcheli, and Vincent E. Vizachero, Vice Presidents of the Adviser.

MARKET CONDITIONS

Despite a variety of concerns that periodically led to volatility in the financial markets, both stocks and bonds provided investors with solid returns in 2004. Both asset classes were helped by the fact that the economy remained steady, growing fast enough to support corporations and consumers but not so fast as to cause inflation or prompt the Federal Reserve Board ("the Fed") to raise interest rates too rapidly. While the Fed did indeed hike rates by a quarter-point on five separate occasions, it emphasized that the rate of increase would be "measured." This assurance, at least for the time being, provided support to stocks and bonds alike.

Corporate performance was also very favorable. Earnings were expected to rise approximately 18 percent versus 2003, helping U.S. corporations to reduce debt and improve their balance sheets--a positive for the type of higher-grade corporate bonds held in the Equity and Income Fund--and boost dividend payouts, a long-term positive for stocks.

On the negative side, the markets were pressured by strength in the price of crude oil, which stood above $55 per barrel at its peak in mid-October. The uncertainty leading up to November's election and the ongoing concern about the insurgency in Iraq also weighed on the markets at various points throughout the period.

In an environment marked by both a solid fundamental underpinning as well as high-profile risks, the value style outperformed growth. This was a positive for fund performance. The Treasury market was mixed, with shorter-maturity issues underperforming longer-term bonds, while high-grade corporates outperformed government bonds.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

For the 12-month period ended December 31, 2004, Van Kampen Equity and Income Fund produced a total return of 11.77 percent (Class A shares, unadjusted for sales charge). In comparison, its benchmarks, the Russell 1000(R) Value Index and S&P 500 Index, returned 16.49 percent and 10.87 percent, respectively. (See table below.) The fund underperformed the Russell 1000(R) Value Index and outperformed the S&P 500.

The fund's weightings in the three asset classes in which it invests were relatively steady throughout the year. We generally kept its position in equities within our target range of 63-65 percent and continued to focus on using fundamental research to find what we believed to be undervalued companies with a catalyst for positive change. The most notable deviation from our historical weightings occurred among convertible securities, where we finished the year with a weighting of about 13 percent compared with the fund's long-term average of roughly 20 percent. With alternative investment vehicles such as hedge funds becoming more involved in the asset class, its valuation has become less attractive than it has been in the past. As a result, the fund held a higher-than-normal weighting in fixed income securities. Here, we continued to invest in Treasuries and high-grade corporates. We strive to use the fixed income portion of the portfolio as a source of income and an anchor to the portfolio at the times when the stock market is experiencing volatility.

In the equity portion of the portfolio, the largest contribution to performance relative to the benchmark came from our positioning within telecommunications services. Here, Sprint produced outstanding gains after its purchase by Nextel was announced in December. Performance was also strong in financial services, where we held a sizeable underweight--19 percent versus 34 percent--in a group that lagged the broader market. Given the size of the sector within

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDING DECEMBER 31, 2004

--------------------------------------------------------------------------------
                                                                STANDARD &
                                              RUSSELL 1000(R)     POOR'S
      CLASS A   CLASS B   CLASS C   CLASS R     VALUE INDEX     500 INDEX

      11.77%    10.85%    10.81%    11.45%        16.49%          10.87%
--------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITIONS.

The performance for the four share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance.

the benchmark, this was an important contributor to the fund's return. Two notable performers in this area were Prudential, the insurance company, and Federal Home Loan Mortgage Company ("Freddie Mac"), which we bought in 2003 on the belief that the market was overestimating the impact of its accounting difficulties.

Our positioning in the energy sector, which performed very well behind sharply rising profits, also benefited returns. Performance was helped by our decision to hold an overweight position in the sector. We began building our weighting in energy during 2002 and 2003 when the price of oil was depressed at $17-20 per barrel, and therefore came into 2004 with a substantial overweight. This move paid off, and we have since begun to pare back on the portfolio's energy weighting in order to take profits while the price of oil is elevated. Top performers within energy were Valero, a refiner; British Petroleum, an integrated producer; and Schlumberger, an oil services company.

However, the fund's positioning in health care detracted from performance, due mainly to an overweight in the poor-performing pharmaceuticals sector. The market remains extremely pessimistic toward the group, which has reduced its valuations to levels that are very low on a historical basis. Viewing this as an opportunity, we positioned the portfolio to take advantage of a potential rebound.

Stock selection and underweight in the materials sector also detracted from performance. Phelps Dodge, a mining concern that had been one of the portfolio's top performers in 2003, lost ground during the first half of 2004--which hurt performance--then we elected to sell into weakness in order to lock in profits. When the stock rebounded shortly after, the portfolio was unable to benefit from the recovery. Dupont was also sold prior to a rebound. However, we are more confident with this sale on a longer-term basis based on our belief that the company needs to be run more effectively.

While the backdrop for the markets remains positive, it is likely that the investment environment will grow more challenging in 2005. We believe the Fed is likely to continue increasing interest rates, and investors are watching closely to make sure it maintains a gradualist approach. In addition, the strong performance of the value style in 2004 helped the asset class close the performance gap with respect to growth stocks. Still, we believe that by continuing to employ our focus on finding attractively valued companies and positioning the fixed income portion of the fund in a conservative fashion, we will generate steady performance for investors in the years ahead.

There is no guarantee that any securities will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 12/31/04
United States Treasury Notes--1.875% Coupon, 1/31/06
  Maturity                                                        2.4%
Bristol-Myers Squibb Co.                                          2.2
J.P. Morgan Chase & Co.                                           1.9
Bayer AG--ADR (Germany)                                           1.9
Time Warner, Inc.                                                 1.7
BP PLC--ADR (United Kingdom)                                      1.6
Citigroup, Inc.                                                   1.6
United States Treasury Notes--3.875% Coupon, 02/15/13
  Maturity                                                        1.5
Royal Dutch Petroleum Co.                                         1.4
Schlumberger Ltd.                                                 1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/04
Government Obligations                                           11.1%
Pharmaceuticals                                                   7.9
Integrated Oil & Gas                                              4.3
Property & Casualty                                               4.0
Electric Utilities                                                3.0
Investment Banking & Brokerage                                    3.0
Diversified Chemicals                                             2.7
Thrifts & Mortgage Finance                                        2.6
Electric                                                          2.4
Integrated Energy                                                 2.1
Banking                                                           2.0
Diversified Capital Markets                                       2.0
Oil & Gas Equipment & Services                                    1.9
Wireline Communications                                           1.9
Entertainment                                                     1.8
Aerospace & Defense                                               1.6
Healthcare                                                        1.5
Hotels                                                            1.5
Packaged Foods                                                    1.5
Railroads                                                         1.5
Automobile Manufacturers                                          1.4
Health Care Equipment                                             1.3
Industrial Machinery                                              1.3
Life & Health Insurance                                           1.3
Biotechnology                                                     1.2
Industrial Conglomerates                                          1.2
Broadcasting & Cable TV                                           1.1
Data Processing & Outsourcing Services                            1.1
Life Insurance                                                    1.1
Movies & Entertainment                                            1.1
Systems Software                                                  1.1
Diversified Banks                                                 1.0
Automotive                                                        0.9
Gold                                                              0.9
IT Consulting & Other Services                                    0.9
Soft Drinks                                                       0.9
Auto Parts & Equipment                                            0.8

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/04
                                       (continued from previous page)
Department Stores                                                 0.8
Household Products                                                0.8
Tobacco                                                           0.8
Diversified Commercial Services                                   0.7
Gas Utilities                                                     0.7
Oil & Gas Refining & Marketing                                    0.7
Semiconductor Equipment                                           0.6
Computer Hardware                                                 0.5
General Merchandise Stores                                        0.5
Integrated Telecommunication Services                             0.5
Media-Cable                                                       0.5
Regional Banks                                                    0.5
Brokerage                                                         0.4
Electrical Components & Equipment                                 0.4
Electronic Equipment Manufacturers                                0.4
Financial                                                         0.4
Health Care Distributors                                          0.4
Independent Energy                                                0.4
Media-Noncable                                                    0.4
Multi-Utilities & Unregulated Power                               0.4
Paper Packaging                                                   0.4
Telecommunications                                                0.4
Airlines                                                          0.3
Food/Beverage                                                     0.3
Noncaptive-Consumer Finance                                       0.3
Oil Field Services                                                0.3
Paper Products                                                    0.3
Restaurants                                                       0.3
Wireless Communications                                           0.3
Communications Equipment                                          0.2
Housewares & Specialties                                          0.2
Multi-line Insurance                                              0.2
Retail                                                            0.2
Specialty Stores                                                  0.2
Chemicals                                                         0.1
Construction Machinery                                            0.1
Consumer Products                                                 0.1
Diversified Manufacturing                                         0.1
Electronic Manufacturing Services                                 0.1
Lodging                                                           0.1
Metals                                                            0.1
Natural Gas Pipelines                                             0.1
Noncaptive-Diversified Finance                                    0.1
Paper                                                             0.1
Supermarkets                                                      0.1
Technology                                                        0.1
                                                                -----

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 12/31/04
                                       (continued from previous page)
Total Long-Term Investments                                      94.9%
Short-Term Investments                                            4.6
Other Assets in Excess of Liabilities                             0.5
                                                                -----
Total Net Assets                                                100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A Shares and contingent deferred sales charge on redemptions of Class B and C Shares; and
(2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/01/04 - 12/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 BEGINNING         ENDING         EXPENSES PAID
                                               ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                               -------------------------------------------------
                                                  7/1/04          12/31/04       7/1/04-12/31/04
Class A
  Actual.....................................    $1,000.00        $1,088.15           $4.25
  Hypothetical...............................     1,000.00         1,021.04            4.11
  (5% annual return before expenses)
Class B
  Actual.....................................     1,000.00         1,082.86            8.22
  Hypothetical...............................     1,000.00         1,017.24            7.96
  (5% annual return before expenses)
Class C
  Actual.....................................     1,000.00         1,082.55            8.17
  Hypothetical...............................     1,000.00         1,017.24            7.91
  (5% annual return before expenses)
Class R
  Actual.....................................     1,000.00         1,086.48            5.56
  Hypothetical...............................     1,000.00         1,019.84            5.38

  (5% annual return before expenses)
Class I
  Actual.....................................     1,000.00         1,001.16            0.14
  Hypothetical...............................     1,000.00         1,001.13            0.14
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.81%, 1.57%, 1.56%, 1.06%, and 0.56% for Class A, B, C, R and I Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
COMMON STOCKS  64.7%
AEROSPACE & DEFENSE  1.3%
Northrop Grumman Corp. .....................................   1,585,000   $    86,160,600
Raytheon Co. ...............................................   1,970,000        76,495,100
                                                                           ---------------
                                                                               162,655,700
                                                                           ---------------
AUTO PARTS & EQUIPMENT  0.8%
Magna International, Inc., Class A (Canada).................   1,257,330       103,792,591
                                                                           ---------------

AUTOMOBILE MANUFACTURERS  1.4%
Honda Motor Co. Ltd.--ADR (Japan)...........................   6,596,000       171,891,760
                                                                           ---------------

BANKING  1.6%
Citigroup, Inc. ............................................   4,066,000       195,899,880
                                                                           ---------------

BROADCASTING & CABLE TV  1.0%
Clear Channel Communications, Inc. .........................   3,640,000       121,903,600
                                                                           ---------------

BROKERAGE  0.2%
Goldman Sachs Group, Inc. ..................................     267,000        27,778,680
                                                                           ---------------

COMMUNICATIONS EQUIPMENT  0.2%
L-3 Communications Holdings, Inc. ..........................     271,660        19,896,378
                                                                           ---------------

COMPUTER HARDWARE  0.5%
International Business Machines Corp. ......................     668,000        65,851,440
                                                                           ---------------

DATA PROCESSING & OUTSOURCING SERVICES  1.1%
Automatic Data Processing, Inc. ............................   1,753,000        77,745,550
SunGard Data Systems, Inc. (a)..............................   2,187,000        61,957,710
                                                                           ---------------
                                                                               139,703,260
                                                                           ---------------
DEPARTMENT STORES  0.8%
Kohl's Corp. (a)............................................   2,122,600       104,368,242
                                                                           ---------------

DIVERSIFIED BANKS  1.0%
Bank of America Corp. ......................................   2,537,000       119,213,630
                                                                           ---------------

DIVERSIFIED CAPITAL MARKETS  1.9%
J.P. Morgan Chase & Co. ....................................   6,154,520       240,087,825
                                                                           ---------------

DIVERSIFIED CHEMICALS  2.7%
Bayer AG--ADR (Germany).....................................   6,833,600       232,205,728
Dow Chemical Co. ...........................................   2,173,350       107,602,559
                                                                           ---------------
                                                                               339,808,287
                                                                           ---------------
DIVERSIFIED COMMERCIAL SERVICES  0.7%
Equifax, Inc. ..............................................   2,997,300        84,224,130
                                                                           ---------------

See Notes to Financial Statements                                             11

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
ELECTRIC  1.3%
American Electric Power Co., Inc. ..........................   1,841,000   $    63,219,940
Entergy Corp. ..............................................   1,531,000       103,480,290
                                                                           ---------------
                                                                               166,700,230
                                                                           ---------------
ELECTRIC UTILITIES  2.2%
Consolidated Edison, Inc. ..................................   1,378,000        60,287,500
Edison International........................................   1,084,200        34,726,926
Exelon Corp. ...............................................   1,934,800        85,266,636
FirstEnergy Corp. ..........................................   2,185,600        86,353,056
                                                                           ---------------
                                                                               266,634,118
                                                                           ---------------
ELECTRICAL COMPONENTS & EQUIPMENT  0.4%
Freescale Semiconductor, Inc., Class B (a)..................     141,248         2,593,313
Intel Corp. ................................................   1,898,000        44,394,220
                                                                           ---------------
                                                                                46,987,533
                                                                           ---------------
ENTERTAINMENT  1.7%
Time Warner, Inc. (a).......................................  10,810,000       210,146,400
                                                                           ---------------

GENERAL MERCHANDISE STORES  0.5%
Target Corp. ...............................................   1,220,000        63,354,600
                                                                           ---------------

GOLD  0.9%
Newmont Mining Corp. .......................................   2,437,200       108,236,052
                                                                           ---------------

HEALTH CARE EQUIPMENT  0.8%
Bausch & Lomb, Inc. ........................................   1,551,720       100,023,871
                                                                           ---------------

HEALTHCARE  1.2%
Eli Lilly & Co. ............................................   1,056,000        59,928,000
GlaxoSmithKline PLC--ADR (United Kingdom)...................   1,292,000        61,227,880
WellPoint, Inc. (a).........................................     279,186        32,106,390
                                                                           ---------------
                                                                               153,262,270
                                                                           ---------------
HOTELS  1.5%
Hilton Hotels Corp. ........................................   1,685,600        38,330,544
Marriott International, Inc., Class A.......................   1,551,000        97,681,980
Starwood Hotels & Resorts Worldwide, Inc. ..................     836,000        48,822,400
                                                                           ---------------
                                                                               184,834,924
                                                                           ---------------
HOUSEHOLD PRODUCTS  0.8%
Kimberly-Clark Corp. .......................................   1,522,000       100,162,820
                                                                           ---------------

INDUSTRIAL CONGLOMERATES  1.2%
General Electric Co. .......................................   4,060,000       148,190,000
                                                                           ---------------

INDUSTRIAL MACHINERY  1.3%
Ingersoll-Rand Co., Class A (Bermuda).......................     829,160        66,581,548
Parker Hannifin Corp. ......................................   1,285,000        97,325,900
                                                                           ---------------
                                                                               163,907,448
                                                                           ---------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
INTEGRATED ENERGY  1.0%
ConocoPhillips..............................................   1,370,800   $   119,026,564
                                                                           ---------------

INTEGRATED OIL & GAS  4.3%
BP PLC--ADR (United Kingdom)................................   3,466,000       202,414,400
Exxon Mobil Corp. ..........................................   2,882,700       147,767,202
Royal Dutch Petroleum Co. (Netherlands).....................   3,120,000       179,025,600
                                                                           ---------------
                                                                               529,207,202
                                                                           ---------------
INTEGRATED TELECOMMUNICATION SERVICES  0.5%
Sprint Corp. ...............................................   2,436,250        60,540,813
                                                                           ---------------

INVESTMENT BANKING & BROKERAGE  3.1%
Charles Schwab Corp. .......................................   3,455,940        41,333,042
Lehman Brothers Holdings, Inc. .............................   1,959,960       171,457,301
Merrill Lynch & Co., Inc. ..................................   2,772,200       165,694,394
                                                                           ---------------
                                                                               378,484,737
                                                                           ---------------
IT CONSULTING & OTHER SERVICES  0.9%
Accenture, Ltd., Class A (Bermuda) (a)......................   4,021,900       108,591,300
                                                                           ---------------

LIFE & HEALTH INSURANCE  1.0%
Cigna Corp. ................................................   1,362,000       111,098,340
Metlife, Inc. ..............................................     293,500        11,889,685
                                                                           ---------------
                                                                               122,988,025
                                                                           ---------------
LIFE INSURANCE  0.7%
Prudential Financial, Inc. .................................   1,579,602        86,814,926
                                                                           ---------------

MEDIA-CABLE  0.3%
Viacom, Inc., Class B.......................................   1,084,100        39,450,399
                                                                           ---------------

MOVIES & ENTERTAINMENT  1.1%
Walt Disney Co. ............................................   4,859,800       135,102,440
                                                                           ---------------

MULTI-LINE INSURANCE  0.2%
Aegon N.V. (Netherlands)....................................   2,063,000        28,283,730
                                                                           ---------------

MULTI-UTILITIES & UNREGULATED POWER  0.4%
Williams Cos., Inc. ........................................   3,000,000        48,870,000
                                                                           ---------------

OIL & GAS EQUIPMENT & SERVICES  1.4%
Schlumberger Ltd. (Netherlands).............................   2,654,600       177,725,470
                                                                           ---------------

OIL & GAS REFINING & MARKETING  0.7%
Valero Energy Corp. ........................................   2,030,600        92,189,240
                                                                           ---------------

PACKAGED FOODS  1.5%
Cadbury Schweppes PLC--ADR (United Kingdom).................   2,606,819        98,277,076
Kraft Foods, Inc. ..........................................   2,405,000        85,642,050
                                                                           ---------------
                                                                               183,919,126
                                                                           ---------------

See Notes to Financial Statements                                             13

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
PAPER PACKAGING  0.4%
Temple-Inland, Inc. ........................................     807,500   $    55,233,000
                                                                           ---------------

PHARMACEUTICALS  6.3%
Bristol-Myers Squibb Co. ...................................  10,540,000       270,034,800
Roche Holdings AG--ADR (Switzerland)........................   1,449,000       166,805,113
Sanofi Aventis--ADR (France)................................   1,994,000        79,684,029
Schering-Plough Corp. ......................................   8,312,000       173,554,560
Wyeth, Inc. ................................................   2,103,000        89,566,770
                                                                           ---------------
                                                                               779,645,272
                                                                           ---------------
PROPERTY & CASUALTY  3.0%
Chubb Corp. ................................................   1,947,700       149,778,130
Hartford Financial Services Group, Inc. ....................   1,683,800       116,704,178
St. Paul Travelers Cos., Inc. ..............................   2,959,457       109,707,071
                                                                           ---------------
                                                                               376,189,379
                                                                           ---------------
RAILROADS  1.4%
Norfolk Southern Corp. .....................................   4,753,850       172,041,832
                                                                           ---------------

REGIONAL BANKS  0.5%
PNC Financial Services Group, Inc. .........................   1,086,000        62,379,840
                                                                           ---------------

RESTAURANTS  0.3%
McDonald's Corp. ...........................................     998,090        31,998,765
                                                                           ---------------

SEMICONDUCTOR EQUIPMENT  0.5%
Applied Materials, Inc. (a).................................   3,822,000        65,356,200
                                                                           ---------------

SOFT DRINKS  0.9%
Coca-Cola Co. ..............................................   2,775,700       115,552,391
                                                                           ---------------

SYSTEMS SOFTWARE  1.2%
Computer Associates International, Inc. ....................   2,158,000        67,027,480
Microsoft Corp. ............................................   2,835,000        75,722,850
                                                                           ---------------
                                                                               142,750,330
                                                                           ---------------
TECHNOLOGY  0.1%
Applera Corp.--Applied Biosystems Group.....................     632,000        13,215,120
                                                                           ---------------

THRIFTS & MORTGAGE FINANCE  1.3%
Freddie Mac.................................................   2,132,000       157,128,400
                                                                           ---------------

TOBACCO  0.7%
Altria Group, Inc. .........................................   1,435,800        87,727,380
                                                                           ---------------

WIRELESS COMMUNICATIONS  0.3%
Motorola, Inc. .............................................   2,392,000        41,142,400
                                                                           ---------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
WIRELINE COMMUNICATIONS  1.7%
France Telecom--ADR (France)................................   2,202,000   $    72,842,160
Verizon Communications, Inc. ...............................   3,273,112       132,593,767
                                                                           ---------------
                                                                               205,435,927
                                                                           ---------------

TOTAL COMMON STOCKS  64.7%..............................................     8,026,505,877
                                                                           ---------------

CONVERTIBLE PREFERRED STOCKS  5.8%
ADVERTISING  0.0%
Interpublic Group Cos., Inc. ...............................      44,700         2,190,300
                                                                           ---------------

AEROSPACE & DEFENSE  0.2%
Coltec Capital Trust--TIDES.................................     400,000        19,100,000
                                                                           ---------------

AIRLINES  0.0%
Continental Airlines Fin Trust II...........................     150,000         3,506,250
                                                                           ---------------

BROADCASTING & CABLE TV  0.2%
Sinclair Broadcast Group, Inc. .............................     424,700        18,470,203
                                                                           ---------------

GAS UTILITIES  0.2%
El Paso Energy Capital Trust I..............................     820,900        30,127,030
                                                                           ---------------

HEALTH CARE DISTRIBUTORS  0.4%
McKesson Financing Trust....................................     350,000        17,675,000
Omnicare, Inc. .............................................     599,800        33,084,968
                                                                           ---------------
                                                                                50,759,968
                                                                           ---------------
HEALTH CARE EQUIPMENT  0.5%
Baxter International........................................   1,203,500        67,949,610
                                                                           ---------------

HOUSEWARES & SPECIALTIES  0.2%
Newell Financial Trust I--QUIPS.............................     598,800        28,218,450
                                                                           ---------------

INTEGRATED ENERGY  0.8%
Amerada Hess Corp.--ACES....................................   1,290,000        95,395,500
                                                                           ---------------

LIFE & HEALTH INSURANCE  0.3%
Conseco, Inc. ..............................................     600,000        16,050,000
Unumprovident Corp. ........................................     629,400        22,702,458
                                                                           ---------------
                                                                                38,752,458
                                                                           ---------------

PAPER PRODUCTS  0.3%
International Paper Capital Trust...........................     800,000        40,500,000
                                                                           ---------------

PHARMACEUTICALS  0.6%
Schering-Plough Corp. ......................................   1,189,000        69,407,875
                                                                           ---------------

See Notes to Financial Statements                                             15

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

DESCRIPTION                                                     SHARES          VALUE
------------------------------------------------------------------------------------------
PROPERTY & CASUALTY  0.7%
Chubb Corp. ................................................   1,314,700   $    38,901,973
St Paul Cos., Inc. .........................................     440,000        29,471,200
Travelers Property Casualty Co. (a).........................     905,200        20,846,756
                                                                           ---------------
                                                                                89,219,929
                                                                           ---------------
SPECIALTY STORES  0.2%
United Rentals Trust I......................................     475,000        20,603,125
                                                                           ---------------

THRIFTS & MORTGAGE FINANCE  1.2%
Federal National Mortgage Association.......................         877        92,962,000
Sovereign Capital Trust IV..................................   1,389,900        68,105,100
                                                                           ---------------
                                                                               161,067,100
                                                                           ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS  5.8%................................       735,267,798
                                                                           ---------------

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           CORPORATE BONDS 4.9%
           AEROSPACE & DEFENSE 0.1%
$  5,535   Northrop Grumman Corp. ...................... 7.125%   02/15/11   $     6,360,031
   3,579   Raytheon Co. ................................ 4.500    11/15/07         3,664,223
   1,473   Raytheon Co. ................................ 6.150    11/01/08         1,585,019
   1,850   Raytheon Co. ................................ 8.300    03/01/10         2,194,588
                                                                             ---------------
                                                                                  13,803,861
                                                                             ---------------
           AUTOMOTIVE  0.4%
   3,730   Daimler Chrysler NA Holding Corp. ........... 7.750    01/18/11         4,306,375
   1,905   Daimler Chrysler NA Holding Corp. ........... 7.300    01/15/12         2,165,674
   3,120   Ford Motor Credit Co. ....................... 7.375    10/28/09         3,368,857
   3,030   Ford Motor Credit Co. ....................... 7.250    10/25/11         3,253,829
   1,265   General Motors Acceptance Corp. ............. 4.500    07/15/06         1,266,235
  20,880   General Motors Acceptance Corp. ............. 6.875    09/15/11        21,426,179
   8,135   General Motors Acceptance Corp. ............. 8.000    11/01/31         8,385,249
   2,165   General Motors Corp. ........................ 8.375    07/15/33         2,249,331
                                                                             ---------------
                                                                                  46,421,729
                                                                             ---------------
           BANKING  0.5%
   8,940   Bank of America Corp. ....................... 3.375    02/17/09         8,768,289
   1,270   Bank of New York Co., Inc. .................. 5.200    07/01/07         1,321,131
     505   Bank One Corp. .............................. 6.000    02/17/09           540,295
   1,355   Citicorp..................................... 6.750    08/15/05         1,386,534
   5,000   Citigroup, Inc. ............................. 6.500    01/18/11         5,590,320
   3,100   Citigroup, Inc. ............................. 6.000    02/21/12         3,396,283
   4,015   Citigroup, Inc. ............................. 5.625    08/27/12         4,282,391
   2,430   FleetBoston Financial Corp. ................. 7.250    09/15/05         2,500,980
   2,850   Huntington National Bank..................... 4.375    01/15/10         2,862,816
   2,470   MBNA America Bank NA......................... 7.125    11/15/12         2,813,938
   5,680   MBNA Corp. .................................. 6.125    03/01/13         6,097,224

 16                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           BANKING (CONTINUED)
$  9,800   Wachovia Corp. .............................. 3.625%   02/17/09   $     9,696,336
   2,540   Washington Mutual Bank FA.................... 5.500    01/15/13         2,627,310
   4,110   Washington Mutual, Inc. ..................... 8.250    04/01/10         4,813,657
                                                                             ---------------
                                                                                  56,697,504
                                                                             ---------------
           BROKERAGE  0.1%
   5,515   Goldman Sachs Group, Inc. ................... 6.875    01/15/11         6,229,672
   1,385   Goldman Sachs Group, Inc. ................... 6.600    01/15/12         1,547,912
   3,925   Goldman Sachs Group, Inc. ................... 5.250    10/15/13         4,022,697
                                                                             ---------------
                                                                                  11,800,281
                                                                             ---------------
           CHEMICALS  0.1%
   2,405   ICI Wilmington, Inc. ........................ 4.375    12/01/08         2,420,726
   5,120   Sealed Air Corp., 144A--Private Placement
           (b).......................................... 5.625    07/15/13         5,305,677
                                                                             ---------------
                                                                                   7,726,403
                                                                             ---------------
           CONSTRUCTION MACHINERY  0.1%
   7,555   Caterpillar Financial Services Corp. ........ 3.625    11/15/07         7,568,395
                                                                             ---------------

           CONSUMER PRODUCTS  0.0%
   3,110   Clorox Co., 144A--Private Placement (b)...... 2.543    12/14/07         3,110,936
                                                                             ---------------

           DIVERSIFIED CAPITAL MARKETS  0.0%
   5,480   J.P. Morgan Chase & Co. ..................... 6.750    02/01/11         6,164,025
                                                                             ---------------

           DIVERSIFIED MANUFACTURING  0.1%
   2,785   Cooper Industries, Inc. ..................... 5.250    07/01/07         2,886,989
   1,280   Hutchison Whampoa International Ltd., 144A--
           Private Placement (Cayman Islands) (b)....... 5.450    11/24/10         1,327,665
   3,910   Hutchison Whampoa International Ltd., 144A--
           Private Placement (Cayman Islands) (b)....... 6.500    02/13/13         4,221,803
                                                                             ---------------
                                                                                   8,436,457
                                                                             ---------------
           ELECTRIC  0.6%
   1,110   Appalachian Power Co., Ser H................. 5.950    05/15/33         1,125,336
   4,710   Arizona Public Service Co. .................. 5.800    06/30/14         5,038,833
   3,590   Carolina Power & Light Co. .................. 5.125    09/15/13         3,679,068
   3,515   Cincinnati Gas & Electric Co. ............... 5.700    09/15/12         3,729,710
     970   Cincinnati Gas & Electric Co., Ser A......... 5.400    06/15/33           929,364
   1,010   Cincinnati Gas & Electric Co., Ser B......... 5.375    06/15/33           964,154
   4,290   Columbus Southern Power Co. ................. 6.600    03/01/33         4,815,349
   5,000   Commonwealth Edison Co. ..................... 8.000    05/15/08         5,674,665
   2,390   Detroit Edison Co. .......................... 6.125    10/01/10         2,610,313
   6,845   Duke Energy Corp. ........................... 4.500    04/01/10         6,933,841
   4,205   Duquesne Light Co., Ser O.................... 6.700    04/15/12         4,706,375
   2,285   Entergy Gulf States, Inc. ................... 3.600    06/01/08         2,249,777
   2,635   Entergy Gulf States, Inc. ................... 2.800    12/01/09         2,634,697
   1,330   Indianapolis Power & Light Co., 144A--
           Private Placement (b)........................ 6.300    07/01/13         1,430,126

See Notes to Financial Statements                                             17

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           ELECTRIC (CONTINUED)
$  5,535   Jersey Central Power & Light Co., 144A--
           Private Placement (b)........................ 5.625%   05/01/16   $     5,795,759
   3,000   Nisource Finance Corp. ...................... 2.915    11/23/09         2,999,892
     675   Ohio Edison Co. ............................. 5.450    05/01/15           686,029
     610   Ohio Power Co. .............................. 6.600    02/15/33           684,663
   4,485   Pacific Gas & Electric Co. .................. 6.050    03/01/34         4,674,424
   1,255   Public Service Electric & Gas................ 5.000    01/01/13         1,283,017
   1,500   Public Service Electric & Gas................ 5.375    09/01/13         1,569,921
     780   South Carolina Electric & Gas................ 5.300    05/15/33           759,963
     580   Southern CA Edison Co. ...................... 5.000    01/15/14           590,451
   2,485   TXU Energy Co. .............................. 7.000    03/15/13         2,779,766
   1,925   Wisconsin Electric Power..................... 3.500    12/01/07         1,918,584
     365   Wisconsin Electric Power..................... 5.625    05/15/33           372,599
                                                                             ---------------
                                                                                  70,636,676
                                                                             ---------------
           ENTERTAINMENT  0.1%
   2,765   Time Warner, Inc. ........................... 6.625    05/15/29         2,988,619
   3,555   Time Warner, Inc. ........................... 7.625    04/15/31         4,314,216
   2,675   Time Warner, Inc. ........................... 7.700    05/01/32         3,282,279
                                                                             ---------------
                                                                                  10,585,114
                                                                             ---------------
           ENVIRONMENTAL SERVICES  0.0%
   1,855   Waste Management, Inc. ...................... 7.375    08/01/10         2,128,766
   1,820   Waste Management, Inc. ...................... 7.000    07/15/28         2,059,022
                                                                             ---------------
                                                                                   4,187,788
                                                                             ---------------
           FOOD/BEVERAGE  0.1%
   4,680   Kraft Foods, Inc. ........................... 5.625    11/01/11         4,962,869
   2,190   Kraft Foods, Inc. ........................... 6.250    06/01/12         2,407,697
   2,200   Miller Brewing Co., 144A--Private Placement
           (b).......................................... 4.250    08/15/08         2,221,844
   5,000   Pepsi Bottling Group, Inc., Ser B............ 7.000    03/01/29         6,044,975
                                                                             ---------------
                                                                                  15,637,385
                                                                             ---------------
           HEALTHCARE  0.2%
   7,140   Aetna, Inc. ................................. 7.375    03/01/06         7,434,946
   3,015   Aetna, Inc. ................................. 7.875    03/01/11         3,533,007
   4,055   Health Net, Inc. ............................ 9.875    04/15/11         4,897,738
   2,500   Wellpoint, Inc., 144A--Private Placement
           (b).......................................... 3.750    12/14/07         2,500,413
   2,265   Wellpoint, Inc., 144A--Private Placement
           (b).......................................... 4.250    12/15/09         2,266,420
                                                                             ---------------
                                                                                  20,632,524
                                                                             ---------------
           INDEPENDENT ENERGY  0.0%
     590   Kerr-McGee Corp. ............................ 5.875    09/15/06           612,368
   4,010   Kerr-McGee Corp. ............................ 6.625    10/15/07         4,298,119
   1,100   Kerr-McGee Corp. ............................ 7.875    09/15/31         1,351,330
                                                                             ---------------
                                                                                   6,261,817
                                                                             ---------------

 18                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           INTEGRATED ENERGY  0.4%
$  3,130   Amerada Hess Corp. .......................... 7.875%   10/01/29   $     3,714,446
   5,277   Conoco Funding Co. (Canada).................. 6.350    10/15/11         5,898,266
   5,000   ConocoPhillips............................... 8.750    05/25/10         6,108,620
   1,545   Consumers Energy Co., Ser B.................. 5.375    04/15/13         1,600,493
   5,550   Marathon Oil Corp. .......................... 5.375    06/01/07         5,774,525
   5,000   Niagara Mohawk Power Corp., Ser G............ 7.750    10/01/08         5,629,530
   6,275   Occidental Petroleum Corp. .................. 8.450    02/15/29         8,525,974
     800   PC Financial Partnership (Canada)............ 5.000    11/15/14           798,594
   1,485   Pemex Project Funding Master Trust........... 9.125    10/13/10         1,784,228
   6,850   Pemex Project Funding Master Trust........... 7.375    12/15/14         7,630,900
   1,485   Pemex Project Funding Master Trust........... 8.625    02/01/22         1,731,510
     365   Petro-Canada (Canada)........................ 4.000    07/15/13           342,515
   1,835   Petro-Canada (Canada)........................ 5.350    07/15/33         1,720,700
                                                                             ---------------
                                                                                  51,260,301
                                                                             ---------------
           LIFE INSURANCE  0.1%
   5,000   American General Corp. ...................... 7.500    08/11/10         5,757,550
     775   Equitable Cos., Inc. ........................ 6.500    04/01/08           839,081
   1,145   John Hancock Financial Services, Inc. ....... 5.625    12/01/08         1,217,158
     730   John Hancock Global Funding II, 144A--
           Private Placement (b)........................ 7.900    07/02/10           855,710
   3,155   Nationwide Financial Services, Inc. ......... 6.250    11/15/11         3,444,657
   5,125   Prudential Holdings LLC, 144A--Private
           Placement (b)................................ 7.245    12/18/23         6,100,523
                                                                             ---------------
                                                                                  18,214,679
                                                                             ---------------
           LODGING  0.1%
   2,700   Hyatt Equities LLC, 144A-- Private Placement
           (b).......................................... 6.875    06/15/07         2,842,366
   5,100   Marriott International, Ser E................ 7.000    01/15/08         5,563,034
                                                                             ---------------
                                                                                   8,405,400
                                                                             ---------------
           MEDIA-CABLE  0.2%
   2,340   Comcast Cable Communications, Inc. .......... 6.375    01/30/06         2,417,707
     950   Comcast Cable Communications, Inc. .......... 6.750    01/30/11         1,068,178
   5,030   Comcast Corp. ............................... 6.500    01/15/15         5,601,619
  10,000   Cox Communications, Inc. .................... 7.250    11/15/15        11,193,760
     750   TCI Communications, Inc. .................... 7.875    02/15/26           923,620
                                                                             ---------------
                                                                                  21,204,884
                                                                             ---------------
           MEDIA-NONCABLE  0.1%
   2,520   Clear Channel Communications................. 7.650    09/15/10         2,870,663
   3,095   News America, Inc. .......................... 7.300    04/30/28         3,556,988
   5,000   News America, Inc. .......................... 7.625    11/30/28         5,955,185
   4,750   WPP Finance Corp., 144A--Private Placement
           (United Kingdom) (b)......................... 5.875    06/15/14         4,952,455
                                                                             ---------------
                                                                                  17,335,291
                                                                             ---------------

See Notes to Financial Statements                                             19

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           METALS  0.1%
$  3,300   Inco Ltd. (Canada)........................... 7.750%   05/15/12   $     3,912,770
   3,585   Inco Ltd. (Canada)........................... 7.200    09/15/32         4,191,923
                                                                             ---------------
                                                                                   8,104,693
                                                                             ---------------
           NATURAL GAS PIPELINES  0.0%
   1,885   Consolidated Natural Gas Co. ................ 5.000    12/01/14         1,890,465
   1,300   Consolidated Natural Gas Co., Ser A.......... 5.000    03/01/14         1,305,415
   2,510   Consolidated Natural Gas Co., Ser C.......... 6.250    11/01/11         2,758,894
     420   Texas Eastern Transmission Corp. ............ 7.000    07/15/32           484,077
                                                                             ---------------
                                                                                   6,438,851
                                                                             ---------------
           NONCAPTIVE-CONSUMER FINANCE  0.3%
   2,335   American General Finance Corp. .............. 4.625    05/15/09         2,378,429
   6,000   American General Finance Corp. .............. 4.625    09/01/10         6,008,526
   6,305   Countrywide Home Loans, Inc. ................ 3.250    05/21/08         6,170,073
   3,285   Household Finance Corp. ..................... 6.400    06/17/08         3,546,867
   2,385   Household Finance Corp. ..................... 4.125    12/15/08         2,396,913
   1,340   Household Finance Corp. ..................... 5.875    02/01/09         1,433,204
     400   Household Finance Corp. ..................... 4.125    11/16/09           398,283
     690   Household Finance Corp. ..................... 8.000    07/15/10           813,013
   3,535   Household Finance Corp. ..................... 6.750    05/15/11         3,972,244
   1,080   Household Finance Corp. ..................... 6.375    10/15/11         1,194,403
   4,320   SLM Corp. ................................... 4.000    01/15/10         4,291,384
   4,835   SLM Corp. ................................... 5.000    10/01/13         4,904,711
                                                                             ---------------
                                                                                  37,508,050
                                                                             ---------------
           NONCAPTIVE-DIVERSIFIED FINANCE  0.1%
   2,585   CIT Group, Inc. ............................. 2.875    09/29/06         2,559,140
   1,805   CIT Group, Inc. ............................. 7.375    04/02/07         1,949,963
   2,925   General Electric Capital Corp. .............. 4.250    12/01/10         2,927,176
   2,420   General Electric Capital Corp. .............. 4.750    09/15/14         2,416,837
   5,600   General Electric Capital Corp. .............. 6.750    03/15/32         6,576,618
                                                                             ---------------
                                                                                  16,429,734
                                                                             ---------------
           OIL FIELD SERVICES  0.0%
   2,880   Nexen, Inc. (Canada)......................... 5.050    11/20/13         2,865,188
     870   Panhandle Eastern Pipe Line Co., Ser B....... 2.750    03/15/07           852,329
                                                                             ---------------
                                                                                   3,717,517
                                                                             ---------------
           PAPER  0.0%
     485   International Paper Co. ..................... 5.850    10/30/12           517,591
   2,910   Sappi Papier Hldg AG, 144A--Private Placement
           (Austria) (b)................................ 6.750    06/15/12         3,238,111
   2,555   Weyerhaeuser Co. ............................ 6.000    08/01/06         2,656,091
     230   Weyerhaeuser Co. ............................ 6.750    03/15/12           259,546
                                                                             ---------------
                                                                                   6,671,339
                                                                             ---------------

 20                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           PROPERTY & CASUALTY  0.3%
$  6,565   AIG Sunamerica Global Financial, 144A--
           Private Placement (b)........................ 6.300%   05/10/11   $     7,169,650
   6,625   Farmers Exchange Capital, 144A--Private
           Placement (b)................................ 7.050    07/15/28         6,805,518
   2,790   Farmers Insurance Exchange Surplus, 144A--
           Private Placement (b)........................ 8.625    05/01/24         3,299,309
   1,120   Hartford Financial Services Group............ 2.375    06/01/06         1,099,899
     700   Hartford Financial Services Group............ 7.900    06/15/10           810,321
   6,330   Mantis Reef Ltd., 144A--Private Placement
           (Australia) (b).............................. 4.692    11/14/08         6,354,029
   7,540   Marsh & McLennan Cos., Inc. ................. 5.375    07/15/14         7,380,597
   2,085   Nationwide Mutual Insurance Co., 144A--
           Private Placement (b)........................ 8.250    12/01/31         2,584,677
                                                                             ---------------
                                                                                  35,504,000
                                                                             ---------------
           RAILROADS  0.1%
   2,900   Burlington North Santa Fe.................... 4.575    01/15/21         2,936,534
   5,000   CSX Corp. ................................... 6.750    03/15/11         5,603,600
   5,000   Union Pacific Corp. ......................... 6.700    12/01/06         5,288,215
                                                                             ---------------
                                                                                  13,828,349
                                                                             ---------------
           REFINING  0.0%
     880   Ashland, Inc. ............................... 7.830    08/15/05           904,402
                                                                             ---------------

           RETAIL  0.2%
     632   CVS Corp., 144A--Private Placement (b)....... 6.204    10/10/25           682,445
   4,891   CVS Corp., 144A--Private Placement (b)....... 5.789    01/10/26         5,083,060
   4,000   Federated Department Stores, Inc. ........... 6.625    09/01/08         4,358,096
   2,890   Federated Department Stores, Inc. ........... 6.300    04/01/09         3,130,627
   2,230   Lowe's Cos., Inc. ........................... 6.500    03/15/29         2,534,237
   2,880   May Department Stores Co. ................... 6.700    09/15/28         3,026,989
   3,295   May Department Stores Co. ................... 7.875    03/01/30         3,923,228
                                                                             ---------------
                                                                                  22,738,682
                                                                             ---------------
           SUPERMARKETS  0.1%
   2,790   Albertson's, Inc. ........................... 7.500    02/15/11         3,235,345
   3,700   Kroger Co. .................................. 7.250    06/01/09         4,148,333
                                                                             ---------------
                                                                                   7,383,678
                                                                             ---------------
           TEXTILE  0.0%
   1,355   Mohawk Industries, Inc., Ser D............... 7.200    04/15/12         1,561,289
                                                                             ---------------

           TOBACCO  0.1%
   3,925   Altria Group, Inc. .......................... 7.000    11/04/13         4,259,991
   2,345   Altria Group, Inc. .......................... 7.750    01/15/27         2,639,295
                                                                             ---------------
                                                                                   6,899,286
                                                                             ---------------
           TRANSPORTATION SERVICES  0.0%
   3,000   FedEx Corp. ................................. 2.650    04/01/07         2,939,859
                                                                             ---------------

See Notes to Financial Statements                                             21

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           WIRELINE COMMUNICATIONS  0.3%
$    535   AT&T Corp. .................................. 7.300%   11/15/11   $       618,594
   2,315   AT&T Wireless Services, Inc. ................ 8.750    03/01/31         3,130,871
   5,205   Deutsche Telekom Intl Fin (Netherlands)...... 8.750    06/15/30         6,893,507
   2,215   France Telecom SA (France)................... 8.500    03/01/31         3,011,514
   2,310   Sprint Capital Corp. ........................ 8.750    03/15/32         3,087,107
   1,025   Telecom Italia Capital (Luxembourg).......... 4.000    11/15/08         1,021,984
   5,270   Telecom Italia Capital, 144A--Private
           Placement (Luxembourg) (b)................... 4.000    01/15/10         5,172,985
   3,000   Verizon Communications, Inc. ................ 7.510    04/01/09         3,390,087
   4,290   Verizon Communications, Inc. ................ 6.940    04/15/28         4,792,393
   3,405   Verizon Global Funding Corp. ................ 7.750    12/01/30         4,246,808
     365   Verizon New England, Inc. ................... 6.500    09/15/11           402,066
                                                                             ---------------
                                                                                  35,767,916
                                                                             ---------------

TOTAL CORPORATE BONDS  4.9%...............................................       612,489,095
                                                                             ---------------

           CONVERTIBLE CORPORATE OBLIGATIONS  7.5%
           AIRLINES  0.2%
  15,405   American Airlines, Inc., 144A--Private
           Placement (Convertible into 887,482 common
           shares) (b).................................. 4.250    09/23/23        13,787,475
  20,000   Continental Airlines, Inc. (Convertible into
           500,000 common shares)....................... 4.500    02/01/07        16,850,000
                                                                             ---------------
                                                                                  30,637,475
                                                                             ---------------
           BIOTECHNOLOGY  1.2%
  70,000   Amgen, Inc. (Convertible into 620,207 common
           shares) LYON.................................   *      03/01/32        52,325,000
  15,175   Chiron, Corp. (Convertible into 221,726
           common shares)............................... 1.625    08/01/33        14,264,500
  36,025   Chiron, Corp., 144A--Private Placement
           (Convertible into 537,688 common shares)
           (b).......................................... 2.750    06/30/34        35,169,406
  46,000   Medimmune, Inc. (Convertible into 674,687
           common shares)............................... 1.000    07/15/23        44,217,500
                                                                             ---------------
                                                                                 145,976,406
                                                                             ---------------
           ELECTRIC  0.4%
  29,774   Reliant Resource, Inc., 144A--Private
           Placement (Convertible into 3,120,637 common
           shares) (b).................................. 5.000    08/15/10        49,052,665
                                                                             ---------------

           ELECTRIC UTILITIES  0.8%
   2,000   Centerpoint Energy, Inc. (Convertible into
           48,927 Time Warner, Inc. common shares)...... 2.000    09/15/29        73,986,000
   9,768   PG & E Corp. (Convertible into 647,432 common
           shares)...................................... 9.500    06/30/10        26,104,980
                                                                             ---------------
                                                                                 100,090,980
                                                                             ---------------

 22                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           ELECTRONIC EQUIPMENT MANUFACTURERS  0.4%
$ 46,000   Advanced Micro Devices, Inc. (Convertible
           into 1,967,494 common shares)................ 4.750%   02/01/22   $    53,072,500
                                                                             ---------------

           ELECTRONIC MANUFACTURING SERVICES  0.1%
  11,037   Agilent Technologies, Inc. (Convertible into
           342,551 common shares)....................... 3.000    12/01/21        11,188,759
                                                                             ---------------

           FINANCIAL  0.4%
  46,500   American Express, 144A--Private Placement
           (Convertible into 669,939 common shares)
           (b).......................................... 1.850    12/01/33        50,743,125
                                                                             ---------------

           FOOD/BEVERAGE  0.1%
  23,291   General Mills, Inc. (Convertible into 303,386
           common shares)...............................   *      10/28/22        16,623,951
                                                                             ---------------

           GAS UTILITIES  0.4%
 100,000   El Paso Corp. (Convertible into 478,720
           common shares)...............................   *      02/28/21        53,125,000
                                                                             ---------------

           HEALTHCARE  0.1%
  14,000   Edwards Lifesciences Corp. (Convertible into
           256,129 common shares)....................... 3.875    05/15/33        14,822,500
                                                                             ---------------

           INDEPENDENT ENERGY  0.4%
  50,000   Calpine Corp., 144A--Private Placement
           (Convertible into 7,692,310 common shares)
           (b).......................................... 4.750    11/15/23        43,750,000
                                                                             ---------------

           LIFE INSURANCE  0.3%
  38,000   Loews Corp. (Convertible into 584,277 Diamond
           Offshore Drilling, Inc. common shares)....... 3.125    09/15/07        37,525,000
                                                                             ---------------

           MEDIA-NONCABLE  0.3%
     375   Tribune Co. (Convertible into 4,538 Time
           Warner, Inc. common shares).................. 2.000    05/15/29        34,162,763
                                                                             ---------------

           OIL & GAS EQUIPMENT & SERVICES  0.5%
  50,000   Halliburton Co. (Convertible into 1,327,915
           common shares)............................... 3.125    07/15/23        61,750,000
                                                                             ---------------

           OIL FIELD SERVICES  0.2%
  45,000   Weatherford International, Inc. (Convertible
           into 449,865 common shares) (Bermuda)........   *      06/30/20        29,025,000
                                                                             ---------------

See Notes to Financial Statements                                             23

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           PHARMACEUTICALS  1.1%
$ 15,000   Alpharma, Inc. (Convertible into 467,144
           common shares)............................... 3.000%   06/01/06   $    18,900,000
  30,000   Enzon Pharmaceuticals, Inc. (Convertible into
           422,652 common shares)....................... 4.500    07/01/08        28,350,000
  39,739   Teva Pharmaceutical (Convertible into
           1,048,514 common shares)..................... 0.500    02/01/24        40,682,801
   2,488   Valeant Pharmaceuticals International, 144A--
           Private Placement (Convertible into 78,704
           common shares) (b)........................... 4.000    11/15/13         2,746,130
  40,000   Watson Pharmaceuticals, Inc. (Convertible
           into 998,752 common shares).................. 1.750    03/15/23        41,400,000
                                                                             ---------------
                                                                                 132,078,931
                                                                             ---------------
           SEMICONDUCTOR EQUIPMENT  0.1%
   9,825   Teradyne, Inc. (Convertible into 377,884
           common shares)............................... 3.750    10/15/06         9,960,094
                                                                             ---------------

           TELECOMMUNICATIONS  0.5%
  57,236   Nortel Networks Corp. (Convertible into
           5,723,600 common shares) (Canada)............ 4.250    09/01/08        55,948,190
                                                                             ---------------

TOTAL CONVERTIBLE CORPORATE OBLIGATIONS  7.5%.............................       929,533,339
                                                                             ---------------

           GOVERNMENT OBLIGATIONS  11.1%
  11,490   United Mexican States (Mexico)............... 8.375    01/14/11        13,523,730
   3,155   United Mexican States (Mexico)............... 8.000    09/24/22         3,647,180
   6,510   United Mexican States (Mexico)............... 8.300    08/15/31         7,645,995
  28,000   United States Treasury Bonds................. 9.375    02/15/06        30,021,264
  28,000   United States Treasury Bonds................. 9.000    11/15/18        40,566,120
  23,665   United States Treasury Bonds................. 8.750    08/15/20        34,214,431
  39,000   United States Treasury Bonds................. 8.125    08/15/21        54,011,958
  50,000   United States Treasury Bonds................. 7.625    02/15/25        67,732,450
  10,000   United States Treasury Bonds................. 5.500    08/15/28        10,826,570
  44,500   United States Treasury Bonds................. 6.125    08/15/29        52,259,732
  15,000   United States Treasury Bonds................. 6.250    05/15/30        17,938,485
  70,000   United States Treasury Bonds (STRIPS)........ 0.000    08/15/25        24,635,730
 307,000   United States Treasury Notes................. 1.875    01/31/06       304,146,128
  80,000   United States Treasury Notes................. 5.625    02/15/06        82,500,080
  90,000   United States Treasury Notes................. 3.500    11/15/06        90,787,590
  30,000   United States Treasury Notes................. 6.625    05/15/07        32,373,060
  19,000   United States Treasury Notes................. 6.125    08/15/07        20,396,804
 114,000   United States Treasury Notes................. 4.750    11/15/08       119,437,344
  95,000   United States Treasury Notes................. 6.500    02/15/10       107,583,795

 24                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

PAR
AMOUNT
(000)      DESCRIPTION                                   COUPON   MATURITY        VALUE
--------------------------------------------------------------------------------------------
           GOVERNMENT OBLIGATIONS (CONTINUED)
$ 37,340   United States Treasury Notes................. 5.750%   08/15/10   $    41,122,169
 193,800   United States Treasury Notes................. 3.875    02/15/13       191,271,685
  79,460   United States Treasury Notes (STRIPS)........ 0.000    05/15/25        28,153,234
                                                                             ---------------

TOTAL GOVERNMENT OBLIGATIONS  11.1%.......................................     1,374,795,534
                                                                             ---------------

           ASSET BACKED SECURITIES  0.9%
   1,447   America West Airlines, Inc. ................. 7.100    04/02/21         1,537,294
  12,500   BMW Vehicle Owner Trust...................... 2.670    03/25/08        12,417,465
   8,600   Chase Manhattan Auto Owner Trust............. 2.830    09/15/10         8,446,344
   6,500   CIT Equipment................................ 3.500    09/20/08         6,457,749
   9,500   Daimler Chrysler Auto Trust.................. 2.860    03/09/09         9,401,167
   8,800   Harley Davidson Motorcycle Trust............. 3.560    02/15/12         8,817,318
   9,500   Honda Auto Receivables Owner Trust........... 3.060    10/21/09         9,406,249
  13,500   MBNA Credit Card Master Note Trust........... 7.125    04/16/07        13,282,110
   2,815   Ras Laffan Natural Gas Co., 144A--Private
           Placement (Qatar) (b)........................ 8.294    03/15/14         3,340,242
   2,315   Southwest Airlines Co. ...................... 5.496    11/01/06         2,385,293
   9,900   TXU Electric Delivery Transition Bond Company
           LLC.......................................... 4.810    11/15/12        10,147,115
   5,100   USAA Auto Owner Trust........................ 3.030    06/16/08         5,083,082
   6,621   World Financial Properties, 144A--Private
           Placement (b)................................ 6.910    09/01/13         7,328,455
   3,144   World Financial Properties, 144A--Private
           Placement (b)................................ 6.950    09/01/13         3,487,125
   9,500   World Omni Auto Receivables Trust............ 3.290    11/12/08         9,486,014
                                                                             ---------------

TOTAL ASSET BACKED SECURITIES.............................................       111,023,022
                                                                             ---------------

TOTAL LONG-TERM INVESTMENTS  94.9%
  (Cost $10,063,314,292)..................................................    11,789,614,665
                                                                             ---------------

See Notes to Financial Statements                                             25

VAN KAMPEN EQUITY AND INCOME FUND

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2004 continued

                                                                                     VALUE
-----------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  4.6%
REPURCHASE AGREEMENT  4.6%
UBS Securities LLC ($565,788,000 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.58%, dated
  12/31/04, to be sold on 01/03/05 at $565,862,495)..........................   $   565,788,000

U.S. GOVERNMENT AGENCY OBLIGATIONS  0.0%
United States Treasury Bills ($4,000,000 par, yielding 2.098%, 03/24/05
  maturity) (c)..............................................................         3,980,888
                                                                                ---------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $569,770,733)........................................................       569,768,888
                                                                                ---------------

TOTAL INVESTMENTS  99.5%
  (Cost $10,633,085,025).....................................................    12,359,383,553
OTHER ASSETS IN EXCESS OF LIABILITIES  0.5%..................................        57,920,470
                                                                                ---------------

NET ASSETS  100.0%...........................................................   $12,417,304,023
                                                                                ===============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Non-income producing security as this stock currently does not declare dividends.

(b) 144A securities are those which are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c) All or a portion of these securities have been physically segregated in connection with open futures contracts.

ACES--Automatically Convertible Equity Securities

ADR--American Depositary Receipt

LYON--Liquid Yield Option Note

QUIPS--Quarterly Income Preferred Securities

STRIPS--Separate Trading of Registered Interest and Principal of Securities

TIDES--Term Income Deferrable Equity Securities

 26                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2004

ASSETS:
Total Investments (Cost $10,633,085,025)....................  $12,359,383,553
Receivables:
  Interest..................................................       33,919,407
  Fund Shares Sold..........................................       32,330,500
  Investments Sold..........................................       19,175,429
  Dividends.................................................        9,832,004
Other.......................................................          405,618
                                                              ---------------
    Total Assets............................................   12,455,046,511
                                                              ---------------
LIABILITIES:
Payables:
  Fund Shares Repurchased...................................       20,924,806
  Distributor and Affiliates................................        9,296,462
  Investment Advisory Fee...................................        3,636,662
  Custodian Bank............................................        1,249,363
  Variation Margin on Futures...............................          543,375
Accrued Expenses............................................        1,703,617
Trustees' Deferred Compensation and Retirement Plans........          388,203
                                                              ---------------
    Total Liabilities.......................................       37,742,488
                                                              ---------------
NET ASSETS..................................................  $12,417,304,023
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $10,572,808,572
Net Unrealized Appreciation.................................    1,726,433,374
Accumulated Net Realized Gain...............................      131,500,610
Accumulated Undistributed Net Investment Income.............      (13,438,533)
                                                              ---------------
NET ASSETS..................................................  $12,417,304,023
                                                              ===============
MAXIMUM OFFERING PRICE PER SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $7,737,126,411 and 897,879,609 shares of
    beneficial interest issued and outstanding).............  $          8.62
    Maximum sales charge (5.75%* of offering price).........              .53
                                                              ---------------
    Maximum offering price to public........................  $          9.15
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $3,076,254,941 and 362,234,284 shares of
    beneficial interest issued and outstanding).............  $          8.49
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,561,613,201 and 183,188,314 shares of
    beneficial interest issued and outstanding).............  $          8.52
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $40,803,452 and 4,718,782 shares of
    beneficial interest issued and outstanding).............  $          8.65
                                                              ===============
  Class I Shares:
    Net asset value and offering price per share (Based on
    net assets of $1,506,018 and 174,825 shares of
    beneficial interest issued and outstanding).............  $          8.61
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             27

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of
  $3,129,648)...............................................  $  176,444,919
Interest....................................................     112,714,253
Other.......................................................           2,315
                                                              --------------
    Total Income............................................     289,161,487
                                                              --------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, and R of $15,764,817, $28,132,756, $13,052,732
  and $154,049 respectively)................................      57,104,354
Investment Advisory Fee.....................................      37,003,546
Shareholder Services........................................      15,985,176
Custody.....................................................         741,984
Legal.......................................................         461,706
Trustees' Fees and Related Expenses.........................         117,882
Other.......................................................       3,232,488
                                                              --------------
    Total Expenses..........................................     114,647,136
    Less Credits Earned on Cash Balances....................         186,465
                                                              --------------
    Net Expenses............................................     114,460,671
                                                              --------------
NET INVESTMENT INCOME.......................................  $  174,700,816
                                                              ==============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  453,510,999
  Futures...................................................     (11,375,408)
                                                              --------------
Net Realized Gain...........................................     442,135,591
                                                              --------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   1,135,827,466
                                                              --------------
  End of the Period:
    Investments.............................................   1,726,298,528
    Futures.................................................         134,846
                                                              --------------
                                                               1,726,433,374
                                                              --------------
Net Unrealized Appreciation During the Period...............     590,605,908
                                                              --------------
NET REALIZED AND UNREALIZED GAIN............................  $1,024,716,403
                                                              ==============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $1,207,442,315
                                                              ==============

 28                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                            FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED
                                                       DECEMBER 31, 2004    DECEMBER 31, 2003
                                                       --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income................................   $   174,700,816      $   123,425,387
Net Realized Gain....................................       442,135,591          138,906,540
Net Unrealized Appreciation During the Period........       590,605,908        1,140,411,880
                                                        ---------------      ---------------
Change in Net Assets from Operations.................     1,207,442,315        1,402,743,807
                                                        ---------------      ---------------

Distributions from Net Investment Income:
  Class A Shares.....................................      (147,562,630)         (92,433,729)
  Class B Shares.....................................       (43,979,670)         (36,235,895)
  Class C Shares.....................................       (20,816,237)         (12,935,187)
  Class R Shares.....................................          (656,521)            (112,502)
  Class I Shares.....................................               -0-                  -0-
                                                        ---------------      ---------------
                                                           (213,015,058)        (141,717,313)
                                                        ---------------      ---------------

Distributions from Net Realized Gain:
  Class A Shares.....................................       (11,608,496)                 -0-
  Class B Shares.....................................        (4,756,562)                 -0-
  Class C Shares.....................................        (2,380,127)                 -0-
  Class R Shares.....................................           (59,518)                 -0-
  Class I Shares.....................................               -0-                  -0-
                                                        ---------------      ---------------
                                                            (18,804,703)                 -0-
                                                        ---------------      ---------------
Total Distributions..................................      (231,819,761)        (141,717,313)
                                                        ---------------      ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT
  ACTIVITIES.........................................       975,622,554        1,261,026,494
                                                        ---------------      ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold............................     3,856,429,285        3,490,678,474
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.......................................       210,212,248          127,124,019
Cost of Shares Repurchased...........................    (1,532,358,801)      (1,102,310,199)
                                                        ---------------      ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS...     2,534,282,732        2,515,492,294
                                                        ---------------      ---------------
TOTAL INCREASE IN NET ASSETS.........................     3,509,905,286        3,776,518,788
NET ASSETS:
Beginning of the Period..............................     8,907,398,737        5,130,879,949
                                                        ---------------      ---------------
End of the Period (Including accumulated
  undistributed net investment income of
  $(13,438,533) and $(11,285,440), respectively).....   $12,417,304,023      $ 8,907,398,737
                                                        ===============      ===============

See Notes to Financial Statements                                             29

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS A SHARES                         --------------------------------------------------------
                                         2004        2003        2002      2001 (b)      2000
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   7.90    $   6.62    $   7.46    $   8.07    $   7.65
                                       --------    --------    --------    --------    --------
  Net Investment Income..............       .16         .15         .16         .20         .20
  Net Realized and Unrealized Gain/
    Loss.............................       .75        1.30        (.76)       (.40)       1.28
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....       .91        1.45        (.60)       (.20)       1.48
                                       --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................       .18         .17         .17         .20         .20
  Distributions from Net Realized
    Gain.............................       .01         -0-         .07         .21         .86
                                       --------    --------    --------    --------    --------
Total Distributions..................       .19         .17         .24         .41        1.06
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $   8.62    $   7.90    $   6.62    $   7.46    $   8.07
                                       ========    ========    ========    ========    ========

Total Return (a).....................    11.77%      22.16%      -8.32%      -2.23%      20.19%
Net Assets at End of the Period (In
  millions)..........................  $7,737.1    $5,198.4    $2,851.6    $2,268.0    $1,628.7
Ratio of Expenses to Average Net
  Assets.............................      .80%        .83%        .82%        .82%        .82%
Ratio of Net Investment Income to
  Average Net Assets.................     1.97%       2.18%       2.34%       2.60%       2.62%
Portfolio Turnover...................       42%         49%         53%         92%         85%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. With respect to shares purchased prior to December 1, 2004, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 2.68% to 2.60%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

 30                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                       YEAR ENDED DECEMBER 31,
CLASS B SHARES                         --------------------------------------------------------
                                         2004        2003        2002      2001 (b)      2000
                                       --------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.............................  $   7.79    $   6.53    $   7.36    $   7.97    $   7.58
                                       --------    --------    --------    --------    --------
  Net Investment Income..............       .10         .10         .11         .14         .14
  Net Realized and Unrealized Gain/
    Loss.............................       .73        1.28        (.76)       (.40)       1.25
                                       --------    --------    --------    --------    --------
Total from Investment Operations.....       .83        1.38        (.65)       (.26)       1.39
                                       --------    --------    --------    --------    --------
Less:
  Distributions from Net Investment
    Income...........................       .12         .12         .11         .14         .14
  Distributions from Net Realized
    Gain.............................       .01         -0-         .07         .21         .86
                                       --------    --------    --------    --------    --------
Total Distributions..................       .13         .12         .18         .35        1.00
                                       --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE PERIOD...  $   8.49    $   7.79    $   6.53    $   7.36    $   7.97
                                       ========    ========    ========    ========    ========

Total Return (a).....................    10.85%      21.31%      -9.02%      -3.02%      18.95%
Net Assets at End of the Period (In
  millions)..........................  $3,076.3    $2,622.0    $1,749.6    $1,697.7    $1,352.8
Ratio of Expenses to Average Net
  Assets.............................     1.55%       1.59%       1.57%       1.58%       1.59%
Ratio of Net Investment Income to
  Average Net Assets.................     1.21%       1.43%       1.57%       1.84%       1.85%
Portfolio Turnover...................       42%         49%         53%         92%         85%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.92% to 1.84%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

See Notes to Financial Statements                                             31

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED DECEMBER 31,
CLASS C SHARES                            -----------------------------------------------------
                                            2004        2003         2002     2001(b)     2000
                                          -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD................................  $   7.82    $   6.55      $ 7.39    $ 7.99     $ 7.58
                                          --------    --------      ------    ------     ------
  Net Investment Income.................       .10         .10         .11       .14        .15
  Net Realized and Unrealized
    Gain/Loss...........................       .73        1.29        (.77)     (.39)      1.26
                                          --------    --------      ------    ------     ------
Total from Investment Operations........       .83        1.39        (.66)     (.25)      1.41
                                          --------    --------      ------    ------     ------
Less:
  Distributions from Net Investment
    Income..............................       .12         .12         .11       .14        .14
  Distributions from Net Realized
    Gain................................       .01         -0-         .07       .21        .86
                                          --------    --------      ------    ------     ------
Total Distributions.....................       .13         .12         .18       .35       1.00
                                          --------    --------      ------    ------     ------
NET ASSET VALUE, END OF THE PERIOD......  $   8.52    $   7.82      $ 6.55    $ 7.39     $ 7.99
                                          ========    ========      ======    ======     ======

Total Return (a)........................    10.81%      21.40%(c)   -9.12%    -2.88%     19.22%
Net Assets at End of the Period (In
  millions).............................  $1,561.6    $1,071.9      $529.5    $365.6     $209.8
Ratio of Expenses to Average Net
  Assets................................     1.55%       1.59%       1.58%     1.58%      1.58%
Ratio of Net Investment Income to
  Average Net Assets....................     1.22%       1.44%(c)    1.60%     1.84%      1.86%
Portfolio Turnover......................       42%         49%         53%       92%        85%

(a) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities. The effect of this change for the period ended December 31, 2001 was to decrease net investment income per share by less than $.01, increase net realized and unrealized gains and losses per share by less than $.01 and decrease the Ratio of Net Investment Income to Average Net Assets from 1.91% to 1.84%. Per share, ratios and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c) Certain non-recurring payments were made to Class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .02%.

 32                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED        OCTOBER 1, 2002
                                                        DECEMBER 31,        (COMMENCEMENT
CLASS R SHARES                                        ----------------    OF OPERATIONS) TO
                                                       2004      2003     DECEMBER 31, 2002
                                                      -------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD............  $ 7.93    $ 6.63          $6.43
                                                      ------    ------          -----
  Net Investment Income.............................     .15       .15            .02
  Net Realized and Unrealized Gain..................     .74      1.30            .22
                                                      ------    ------          -----
Total from Investment Operations....................     .89      1.45            .24
                                                      ------    ------          -----
Less:
  Distributions from Net Investment Income..........     .16       .15            .04
  Distributions from Net Realized Gain..............     .01       -0-            -0-
                                                      ------    ------          -----
Total Distributions.................................     .17       .15            .04
                                                      ------    ------          -----
NET ASSET VALUE, END OF THE PERIOD..................  $ 8.65    $ 7.93          $6.63
                                                      ======    ======          =====

Total Return (a)....................................  11.45%    22.15%          3.69%*
Net Assets at End of the Period (In millions).......  $ 40.8    $ 15.2          $  .1
Ratio of Expenses to Average Net Assets.............   1.05%     1.12%          1.19%
Ratio of Net Investment Income to Average Net
  Assets............................................   1.72%     1.88%          1.67%
Portfolio Turnover..................................     42%       49%            53%

*   Non-Annualized

(a) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to .50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             33

VAN KAMPEN EQUITY AND INCOME FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS I SHARES
                                                              DECEMBER 23, 2004
                                                                (COMMENCEMENT
                                                              OF OPERATIONS) TO
                                                              DECEMBER 31, 2004
                                                              -----------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................        $8.60
                                                                    -----
  Net Investment Income.....................................          .00**
  Net Realized and Unrealized Gain..........................          .01
                                                                    -----
Total from Investment Operations............................          .01
                                                                    -----
NET ASSET VALUE, END OF THE PERIOD..........................        $8.61
                                                                    =====

Total Return (a)............................................        0.12%*
Net Assets at End of the Period (In millions)...............        $ 1.5
Ratio of Expenses to Average Net Assets.....................         .56%
Ratio of Net Investment Income to Average Net Assets........        1.20%
Portfolio Turnover..........................................          42%

*   Non-Annualized

**  Amount is less than $.01.

(a) Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 34                                            See Notes to Financial Statements

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Equity and Income Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to seek the highest possible income consistent with safety of principal. The Fund invests primarily in income-producing equity instruments and other debt securities issued by a wide group of companies in many different industries. The Fund commenced investment operations on August 3, 1960. The distribution of the Fund's Class B, Class C, Class R, and Class I Shares commenced on May 1, 1992, July 6, 1993, October 1, 2002, and December 23, 2004, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. Fixed income investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such security only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    At December 31, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $10,697,130,730
                                                              ===============
Gross tax unrealized appreciation...........................  $ 1,716,774,346
Gross tax unrealized depreciation...........................      (54,521,523)
                                                              ---------------
Net tax unrealized appreciation on investments..............  $ 1,662,252,823
                                                              ===============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends quarterly from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2004 and 2003 was as follows:

                                                                  2004            2003
Distribution paid from:
  Ordinary Income...........................................  $213,015,058    $141,717,313
  Long-term capital gain....................................    18,804,703             -0-
                                                              ------------    ------------
                                                              $231,819,761    $141,717,313
                                                              ============    ============

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 2004 fiscal year have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book to tax basis difference relating to the Fund's investment in other regulated investment companies totaling $3,013 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. Permanent book and tax differences of $10,755,423 relating to book to tax amortization differences on bonds sold was reclassified from accumulated net realized gain to accumulated undistributed net investment income. Permanent book to tax differences relating to the recognition of net realized losses on paydowns of mortgage pool obligations totaling $69,104 were reclassified from accumulated undistributed net investment income to accumulated net realized gain. Additionally, a permanent difference relating to book to tax amortization differences totaling $17,267,741 was reclassified from accumulated undistributed net investment income to accumulated net realized gain. A permanent book to tax basis difference relating to gains recognized for tax purposes totaling $46,798 was reclassified from accumulated undistributed net investment

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

income to capital. A permanent book to tax basis difference relating to gains recognized for tax purposes totaling $3,955,520 was reclassified from accumulated net realized gain to capital. Book and tax basis differences of $8,025,096 relating to gain recognized on exchange offers was reclassified from accumulated net realized gain to accumulated undistributed net investment income.

    As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $  9,879,558
Undistributed long-term capital gain........................   172,716,820

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open futures contracts at December 31, 2004.

F. EXPENSE REDUCTIONS During the year ended December 31, 2004, the Fund's custody fee was reduced by $186,465 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $150 million..........................................     .50%
Next $100 million...........................................     .45%
Next $100 million...........................................     .40%
Over $350 million...........................................     .35%

    For the year ended December 31, 2004, the Fund recognized expenses of approximately $461,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Fund is a partner of such firm and he and his law firm provides legal services as legal counsel to the Fund.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended December 31, 2004, the Fund recognized expenses of approximately $367,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended December 31, 2004, the Fund recognized expenses of approximately $14,282,400 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are also officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $247,725 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2004. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc. (Morgan Stanley), an affiliate of the Adviser, totaling $198,638.

3. CAPITAL TRANSACTIONS

At December 31, 2004, capital aggregated $6,644,843,784, $2,534,645,895,
$1,355,209,776, $36,609,602, and $1,499,515 for Classes A, B, C, R, and I
respectively. For the year ended December 31, 2004, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   332,840,688    $ 2,685,621,006
  Class B.................................................    75,937,794        602,637,602
  Class C.................................................    66,776,373        532,421,159
  Class R.................................................     4,249,570         34,249,518
  Class I.................................................       174,825          1,500,000
                                                            ------------    ---------------
Total Sales...............................................   479,979,250    $ 3,856,429,285
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................    18,018,829    $   146,736,044
  Class B.................................................     5,539,323         44,521,890
  Class C.................................................     2,281,738         18,421,834
  Class R.................................................        65,096            532,480
  Class I.................................................           -0-                -0-
                                                            ------------    ---------------
Total Dividend Reinvestment...............................    25,904,986    $   210,212,248
                                                            ============    ===============
Repurchases:
  Class A.................................................  (110,642,856)   $  (894,311,882)
  Class B.................................................   (55,673,183)      (442,731,397)
  Class C.................................................   (22,903,411)      (183,071,659)
  Class R.................................................    (1,509,004)       (12,243,863)
  Class I.................................................           -0-                -0-
                                                            ------------    ---------------
Total Repurchases.........................................  (190,728,454)   $(1,532,358,801)
                                                            ============    ===============

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

    At December 31, 2003, capital aggregated $4,709,292,429, $2,331,209,332,
$987,941,778 and $14,084,619 for Classes A, B, C, and R, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A.................................................   309,693,912    $ 2,203,298,771
  Class B.................................................   110,895,021        770,020,194
  Class C.................................................    70,679,783        500,016,378
  Class R.................................................     2,343,769         17,343,131
                                                            ------------    ---------------
Total Sales...............................................   493,612,485    $ 3,490,678,474
                                                            ============    ===============
Dividend Reinvestment:
  Class A.................................................    11,649,738    $    83,992,947
  Class B.................................................     4,649,290         32,960,067
  Class C.................................................     1,408,306         10,067,099
  Class R.................................................        13,871            103,906
                                                            ------------    ---------------
Total Dividend Reinvestment...............................    17,721,205    $   127,124,019
                                                            ============    ===============
Repurchases:
  Class A.................................................   (94,477,257)   $  (665,922,263)
  Class B.................................................   (46,955,763)      (322,493,507)
  Class C.................................................   (15,842,890)      (110,415,622)
  Class R.................................................      (462,040)        (3,478,807)
                                                            ------------    ---------------
Total Repurchases.........................................  (157,737,950)   $(1,102,310,199)
                                                            ============    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended December 31, 2004 and 2003, 13,114,672 and 2,866,415 Class B Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended December 31, 2004 and 2003, 1,689,289 and 35,073 Class C Shares automatically converted to Class A Shares and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended December 31, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $8,591,600 and CDSC on redeemed shares of approximately $4,876,000. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $6,608,234,105 and $4,132,183,345, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio or to generate potential gain. All of the Fund's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in futures contracts on stock indices and U.S. Treasuries. These contracts are generally used to provide the return of an index without purchasing all of the securities underlying the index or to manage the Fund's overall exposure to the equity markets. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2004, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2003............................     2,712
Futures Opened..............................................    15,379
Futures Closed..............................................   (15,091)
                                                              --------
Outstanding at December 31, 2004............................     3,000
                                                              ========

The futures contracts outstanding at December 31, 2004, and the description and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
10-Year U.S. Treasury Note -- March 2005 (Current Notional
  Value of $111,938 per contract)...........................      972        $(314,188)
5-Year U.S. Treasury Note -- March 2005 (Current Notional
  Value of $109,531 per contract)...........................    2,028          449,034
                                                                -----        ---------
                                                                3,000        $ 134,846
                                                                =====        =========

6. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets, up to 1.00% each of Class B and Class C average daily net assets, and up to .50% of Class R average daily net assets are accrued daily. The annual fees for Class A and Class R Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $38,624,000 and $1,654,100 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended December 31, 2004 are payments retained by Van Kampen of approximately $28,449,500 and payments made to Morgan Stanley of approximately $1,830,500.

VAN KAMPEN EQUITY AND INCOME FUND

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2004 continued

7. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph. Plaintiff has sought leave to file a second amended derivative compliant that alleges that the Adviser permitted or recklessly disregarded market timing and late trading in its proprietary mutual funds in order to increase assets under management and fees. However, the parties have agreed that plaintiff's proposed second amended derivative complaint would be withdrawn and that the allegations regarding market timing and late trading asserted therein would be filed in a separate complaint and coordinated with other cases related to market timing that have been centralized in a federal court.

    The defendants have moved to dismiss these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EQUITY AND INCOME FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Equity and Income Fund

We have audited the accompanying statement of assets and liabilities of Van Kampen Equity and Income Fund (the "Fund"), including the portfolio of investments, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Equity and Income Fund at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

                                                               Chicago, Illinois
                                                                February 4, 2005

VAN KAMPEN EQUITY AND INCOME FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, NY 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, NY 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended December 31, 2004. For corporate shareholders 69% of the distributions qualify for the dividends received deduction. The Fund designated and paid $18,804,703 as a long-term capital gain distribution. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum of $213,015,058 as taxed at a maximum of 15%. In January, the Fund provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (59)            Trustee      Trustee     Chairman and Chief             83       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturers'
                                                       Association.

Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         81       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (64)             Trustee      Trustee     President of CAC, L.L.C.,      83       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., Ventana Medical
                                                       to February 2001, Vice                  Systems, Inc., and GATX
                                                       Chairman and Director of                Corporation, and Trustee
                                                       Anixter International,                  of The Scripps Research
                                                       Inc., a global                          Institute and the
                                                       distributor of wire,                    University of Chicago
                                                       cable and communications                Hospitals and Health
                                                       connectivity products.                  Systems. Prior to January
                                                       Prior to July 2000,                     2004, Director of
                                                       Managing Partner of                     TeleTech Holdings Inc.
                                                       Equity Group Corporate                  and Arris Group, Inc.
                                                       Investment (EGI), a                     Prior to May 2002,
                                                       company that makes                      Director of Peregrine
                                                       private investments in                  Systems Inc. Prior to
                                                       other companies.                        February 2001, Director
                                                                                               of IMC Global Inc. Prior
                                                                                               to July 2000, Director of
                                                                                               Allied Riser
                                                                                               Communications Corp.,
                                                                                               Matria Healthcare Inc.,
                                                                                               Transmedia Networks,
                                                                                               Inc., CNA Surety, Corp.
                                                                                               and Grupo Azcarero Mexico
                                                                                               (GAM).

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            81       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      81       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (69)            Trustee      Trustee     Prior to 1998, President       83       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            81       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (64)     Trustee      Trustee     President Emeritus and         83       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Chief Communications           81       Trustee/Director/Managing
(63)                                       since 1999  Officer of the National                 General Partner of funds
815 Cumberstone Road                                   Academy of                              in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            81       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           83       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        83       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates. Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN EQUITY AND INCOME FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS
Stefanie V. Chang (38)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy R. Doberman (42)          Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

James W. Garrett (36)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2005  Chief Financial Officer and Treasurer of the Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and funds in the Fund Complex since January 2005.

Joseph J. McAlinden (62)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., and Morgan Stanley
New York, NY 10020            Investment Officer                   Investment Management Inc. and Director of Morgan Stanley
                                                                   Trust for over 5 years. Executive Vice President and Chief
                                                                   Investment Officer of funds in the Fund Complex. Managing
                                                                   Director and Chief Investment Officer of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc. since
                                                                   December 2002.

VAN KAMPEN EQUITY AND INCOME FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (66)        Executive Vice           Officer     Principal Executive Officer of funds in the Fund Complex
1221 Avenue of the Americas   President and            since 2003  since May 2003. Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2004 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC. 25, 125, 225, 525
EQI ANR 3/05 RN05-00132P-Y12/04
                                                   (VAN KAMPEN INVESTMENTS LOGO)

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Further, due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C were amended during the period. Exhibit B was then amended again in February 2005. Both editions of Exhibit B are attached.

(d) Not applicable.

(e) Not applicable.

(f)

   (1) The Fund's Code of Ethics is attached hereto as Exhibit 11A.
   (2) Not applicable.
   (3) Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:


           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.............................       $32,500               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES...........       $0                    $115,000(2)
                        TAX FEES.....................       $1,500(3)             $100,829(4)
                        ALL OTHER FEES...............       $0                    $60,985(5)
              TOTAL NON-AUDIT FEES...................       $1,500                $276,814

              TOTAL..............................           $34,000               $276,814


           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $28,630               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $0                    $93,000(2)
                        TAX FEES..................          $1,370(3)             $163,414(4)
                        ALL OTHER FEES...........           $0                    $341,775(6)
              TOTAL NON-AUDIT FEES.........                 $1,370                $598,189

              TOTAL..............................           $30,000               $598,189

              N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards.

(6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)


I.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

-------------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time. 2 Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

(3) Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.  DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).


5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).


6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.


7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:


     -    Van Kampen Investments Inc.
     -    Van Kampen Asset Management
     -    Van Kampen Advisors Inc.
     -    Van Kampen Funds Inc.
     -    Van Kampen Investor Services Inc.
     -    Morgan Stanley Investment Management Inc.
     -    Morgan Stanley Trust Company
     -    Morgan Stanley Investment Management Ltd.
     -    Morgan Stanley Investment Management Company
     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f)  Not applicable.

(g)  See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: Craig Kennedy, Jerry Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Van Kampen Equity and Income Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 17, 2005

By:  /s/ James W. Garrett
     ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 17, 2005